Main Page (1)
	TYPE              13FHR
	PERIOD            06/30/03
	FILER
		CIK         0001003279
		CCC         2qqjqjd$
	SUBMISSIONCONTACT
		NAME        D. Gonzales
		PHONE       312-621-6111

Attached Documents Page (2)
						FORM 13F
						FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2003
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Fortaleza Asset Management, Inc.
Address: 	200 West Adams, Suite 2000
         	Chicago, Illinois  60606

13F File Number: 28-5120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Diana Gonzales
Title:	Corporate Secretary
Phone:	312-621-6111


Signature, Place, and Date of Signing:

    Diana Gonzales    Chicago, Illinois     August 12, 2003

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

Report summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Totals:		68

Form 13F Information Table Value Totals:		$121,395

List of Other Included Managers:

No.    13F File Number                          Name

                                                       Form 13F Information Table
                                                  Value   Shares/ Sh/     Put/    Invstmt Other  Voting Authority
Name of Issuer               Title of ClCusip  (x$1000)Prn Amt Prn  Call  Dscretn ManagersSole Shared  None
-----------------------------------------------------------------------------------------------------------
Affymetrix Inc.              common     00826T108        1591   80700sh  sole      41700  0      39000
Amsurg Corporation           common     03232P405        2479   81200sh  sole      44100  0      37100
Abercrombie & Fitch          cl-a	    002896207        1930   67950sh  sole      36350  0      31600
Aeroflex, Inc.               common     007768104         968  126050sh  sole      64700  0      61350
ATMI, Inc.                   common     00207R101        1885   75550sh  sole      38750  0      36800
Avocent Corporation          common     053893103        1497   50100sh  sole      25700  0      24400
Benchmark Electronics        common     08160H101        2233   72590sh  sole      37190  0      35400
Brown & Brown                common     115236101        1932   59450sh  sole      32250  0      27200
Biosite, Inc.                common     090945106        1438   29850sh  sole      15350  0      14500
Caci Incorporated            cl-a       127190304        1561   45500sh  sole      23500  0      22000
Cheesecake Factory           common     163072101        1607   44825sh  sole      23275  0      21550
Celgene Corp.                common     151020104        2474   81550sh  sole      41800  0      39750
Cephalon, Inc.               common     156708109        1340   32650sh  sole      16250  0      16400
Chicago Mercantile Exchange  cl-a       167760107        2096   30100sh  sole      15500  0      14600
Corinthian Colleges          cl-a       218868107        2138   44250sh  sole      21750  0      22500
Coach, Inc.                  common	    189754104        2651   53300sh  sole      25400  0      27900
Cognizant Technologies Sol   cl-a       192446102           7     300sh  sole        300  0          0
Cymer                        common     232572107        1536   47900sh  sole      24700  0      23200
Cytyc Corporation            common     232946103        1772  168000sh  sole      87000  0      81000
Doral Financial              common     25811P100        2746   61500sh  sole      31500  0      30000
Emulex Corporation           common     292475209        2031   89200sh  sole      42800  0      46400
EPIQ Systems, Inc.           common     26882D109           7     400sh  sole        400  0          0
Evergreen Resources, Inc.    common     299900308        1727   31800sh  sole      16300  0      15500
Exar Corporation             common     300645108        1262   80900sh  sole      41700  0      39200
FTI Consulting               common     302941109        2351   94150sh  sole      47500  0      46650
Flir Systems                 common     302445101        3234  107400sh  sole      49400  0      58000
Freds Inc.                   cl-a       356108100        2550   68125sh  sole      34925  0      33200
Gen-Probe, Inc.              common     36866T103        2549   62225sh  sole      31825  0      30400
Gymboree                     common     403777105        1250   74550sh  sole      38650  0      35900
Hollywood Entertainment Corp common     436141105        1442   82900sh  sole      44100  0      38800
Hot Topic, Inc.              common     441339108          12     450sh  sole        450  0          0
Hovnanian Enterprises, Inc.  cl-a       442487203        3705   62850sh  sole      32350  0      30500
Hyperion Solutions Corp.     common     44914M104        3076   91200sh  sole      47000  0      44200
Integra LifeSciences         common     457985208        1681   63800sh  sole      31900  0      31900
Identix, Inc.                common     451906101           6     900sh  sole        900  0          0
Joseph A. Banks              common     480838101        2026   60400sh  sole      30600  0      29800
Kensey Nash Corp.            common     490057106        2125   82950sh  sole      42650  0      40300
Kroll, Inc.                  common     501049100        2996  111000sh  sole      57100  0      53900
Kronos, Inc.                 common     501052104        2804   55150sh  sole      29050  0      26100
KVH Industries               common     482738101        2063   83850sh  sole      42100  0      41750
Mercury Interactive Corp.    common     589405109        1783   46000sh  sole      24000  0      22000
Neurocrine Bioscience        common     64125C109        1823   36500sh  sole      18800  0      17700
Newport Corporation          common     651824104        1441   97200sh  sole      49800  0      47400
Netscreen Technologies, Inc. common     64117V107        1534   68800sh  sole      35400  0      33400
Oriental Financial Group     common     68618W100        2539   98850sh  sole      50775  0      48075
OSI Systems                  common     671044105        1079   68700sh  sole      35700  0      33000
Omnivision Technologies      common     682128103        1544   49600sh  sole      25500  0      24100
PEC Solutions                common     705107100           6     400sh  sole        400  0          0
Petco Animal Supplies, Inc.  common     716016209        2026   93000sh  sole      47900  0      45100
PF Changs China Bistro       common     69333Y108        2037   41400sh  sole      21400  0      20000
American Italian Pasta Co.   cl-a       027070101          10     250sh  sole        250  0          0
Panera Bread                 cl-a       69840W108        2116   52900sh  sole      27700  0      25200
Patina Oil & Gas Corp.       common     703224105        1582   49200sh  sole      25200  0      24000
Power Integration            common     739276103        1807   74350sh  sole      37350  0      37000
Portfolio Recovery           common     73640Q105        2932   95175sh  sole      48575  0      46600
PrivateBancorp, Inc.         common     742962103        1234   45200sh  sole      23200  0      22000
Regis Corporation            common     758932107        2312   79600sh  sole      42100  0      37500
Ryland Group                 common     783764103        2415   34800sh  sole      17700  0      17100
Sepracor, Inc.               common     817315104         809   45100sh  sole      23000  0      22100
Safenet, Inc.                common     78645R107        1523   54900sh  sole      28200  0      26700
Sandisk Corporation          common     80004C101        2819   69475sh  sole      35475  0      34000
Steris Corporation           common     859152100        1593   69000sh  sole      38100  0      30900
Veeco Instruments            common     922417100        1546   90800sh  sole      46800  0      44000
Ventana Medical Systems      common     92276H106        1291   47700sh  sole      24600  0      23100
W Holding Company, Inc.      common     929251106        1660   98100sh  sole      50600  0      47500
Wright Medical               common     98235T107        2296  120700sh  sole      62100  0      58600
Wintrust Financial           common     97650W108        1257   42200sh  sole      21800  0      20400
XTO Energy, Inc.             common     98385X106        1603   79688sh  sole      40955  0      38733